Current Taxes and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Allowances for loan losses	$ (242,422)	$ (162,874)
Accrued interest on past due portfolio	(6,031)	(8,214)
Unearned price differences	(183)	(324)
Personnel provisions	(10,200)	(20,618)
Miscellaneous provisions	(1,693)	(41,576)
Tax losses	(51,546)	(55,598)
Net tax value of amortizable assets	(2,231)	(16,051)
Depreciation of property, plant and equipment	30,971	47,423
Lease division and others	(10,803)	(18,925)
Mark to market of financial instruments	(37,727)	15,846
Itaú-Corpbanca business combination	30,263	57,996
IFRS 16 leases effect	1,643	1,403
Others	(9,074)	(4,076)
Totals assets (liabilities), net	(312,319)	(208,394)
Chile [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	(212,344)	(155,115)
Accrued interest on past due portfolio	(6,031)	(8,214)
Unearned price differences	(183)	(324)
Personnel provisions	(6,449)	(16,860)
Miscellaneous provisions	(25,532)	(49,335)
Tax losses	(1,744)	(1,912)
Net tax value of amortizable assets	(2,231)	(16,051)
Depreciation of property, plant and equipment	31,611	50,746
Lease division and others	(3,682)	(11,619)
Mark to market of financial instruments	(41,149)	13,484
Itaú-Corpbanca business combination	27,673	16,584
IFRS 16 leases effect	1,080	905
Others	(9,119)	(3,136)
Totals assets (liabilities), net	(250,260)	(182,657)
United States [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	91	(358)
Personnel provisions	(195)	91
Miscellaneous provisions	3,588	(856)
Tax losses	(15,500)	(15,750)
Depreciation of property, plant and equipment	68
Mark to market of financial instruments	448
IFRS 16 leases effect	48
Others	(2,860)	(1,654)
Totals assets (liabilities), net	(14,408)	(18,527)
Colombia [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	(30,169)	(7,401)
Personnel provisions	(3,556)	(3,849)
Miscellaneous provisions	20,251	8,615
Tax losses	(34,302)	(37,936)
Depreciation of property, plant and equipment	(708)	(3,323)
Lease division and others	(7,121)	(7,306)
Mark to market of financial instruments	2,974	2,362
Itaú-Corpbanca business combination	2,590	41,412
IFRS 16 leases effect	515	498
Others	2,905	714
Totals assets (liabilities), net	$ (47,651)	$ (7,210)